Shareholder Report, Holdings (Details)	Mar. 31, 2026
PGIM US Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM US Real Estate Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
PGIM US Real Estate Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
PGIM US Real Estate Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM US Real Estate Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM US Real Estate Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM US Real Estate Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US Real Estate Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US Real Estate Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US Real Estate Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM US Real Estate Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM US REAL ESTATE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM US REAL ESTATE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
PGIM US REAL ESTATE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
PGIM US REAL ESTATE FUND - CLASS C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM US REAL ESTATE FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM US REAL ESTATE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM US REAL ESTATE FUND - CLASS C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US REAL ESTATE FUND - CLASS C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US REAL ESTATE FUND - CLASS C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM US REAL ESTATE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM US REAL ESTATE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM US REAL ESTATE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
PGIM US REAL ESTATE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
PGIM US REAL ESTATE FUND - CLASS Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM US REAL ESTATE FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM US REAL ESTATE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM US REAL ESTATE FUND - CLASS Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US REAL ESTATE FUND - CLASS Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US REAL ESTATE FUND - CLASS Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM US REAL ESTATE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM US REAL ESTATE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US REAL ESTATE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
PGIM US REAL ESTATE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
PGIM US REAL ESTATE FUND - CLASS R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM US REAL ESTATE FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM US REAL ESTATE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM US REAL ESTATE FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US REAL ESTATE FUND - CLASS R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US REAL ESTATE FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US REAL ESTATE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM US REAL ESTATE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM US REAL ESTATE FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Short Duration Muni Fund - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Muni Fund - Class A [Member] | Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Short Duration Muni Fund - Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Short Duration Muni Fund - Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
PGIM Short Duration Muni Fund - Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
PGIM Short Duration Muni Fund - Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
PGIM Short Duration Muni Fund - Class A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Short Duration Muni Fund - Class A [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration Muni Fund - Class A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Pgim Short Duration Muni Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
Pgim Short Duration Muni Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pgim Short Duration Muni Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
Pgim Short Duration Muni Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Pgim Short Duration Muni Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Pgim Short Duration Muni Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Pgim Short Duration Muni Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Pgim Short Duration Muni Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Pgim Short Duration Muni Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Short Duration Muni Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Muni Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Short Duration Muni Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
PGIM Short Duration Muni Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
PGIM Short Duration Muni Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
PGIM Short Duration Muni Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Short Duration Muni Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration Muni Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
PGIM Short Duration Muni Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Pgim Short Duration Muni Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
Pgim Short Duration Muni Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Pgim Short Duration Muni Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
Pgim Short Duration Muni Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Pgim Short Duration Muni Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Pgim Short Duration Muni Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Pgim Short Duration Muni Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Pgim Short Duration Muni Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Pgim Short Duration Muni Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Conservative Retirement Spending Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Conservative Retirement Spending Fund - Class R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Enhanced Retirement Spending Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
PGIM Moderate Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Moderate Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Moderate Retirement Spending Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Moderate Retirement Spending Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)